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                       State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110


                                September 3, 2004


VIA EDGAR

Securities and Exchange Commission
Attention:  Office of Filings, Information & Consumer Service
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


        RE: streetTRACKS(R)Series Trust - SPDR O-Strip ETF (File Nos.: 333-57793, 811-08839) Post-Effective Amendment No. 8


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 30, 2004.

     Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3239.

                                        Sincerely,


                                        /s/ David D. Barr
                                        -------------------------------
                                        David D. Barr